Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
U.S. GAAP defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and further expands disclosures about such fair value measurements.
The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
•    Level 1 measurements—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•    Level 2 measurements—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.
•    Level 3 measurements—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Investments that were measured at NAV as a practical expedient are not classified in the fair value hierarchy.
The following table sets forth by level within the fair value hierarchy the fair value of the Plan’s investments as of December 31, 2025.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$365,570,582	$—	$—	$365,570,582
Exchange traded funds	125,486,507	—	—	125,486,507
Demand deposit account[1]	11,375,641	—	—	11,375,641
BGC Group Stock Portfolio (excludes cash component)	3,632,875	—	—	3,632,875
Money Market Fund	88,671	—	—	88,671
Total assets in the fair value hierarchy	$506,154,276	$—	$—	$506,154,276
Investments measured at net asset value as a practical expedient:
Common collective trust[2]				5,181,385
Total investments at fair value				$511,335,661
[1]    Valued at outstanding balance plus accrued interest, which approximates fair value.
[2]    Valued at the net asset value. NAV is used as a practical expedient for fair value and is provided by the investment manager.

The following table sets forth by level within the fair value hierarchy the fair value of the Plan’s investments as of December 31, 2024.

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$306,061,063	$—	$—	$306,061,063
Exchange traded funds	104,295,387	—	—	104,295,387
Demand deposit account[1]	10,101,242	—	—	10,101,242
BGC Group Stock Portfolio (excludes cash component)	9,617,335	—	—	9,617,335
Total assets in the fair value hierarchy	$430,075,027	$—	$—	$430,075,027
Investments measured at net asset value as a practical expedient:
Common collective trust[2]				5,321,119
Total investments at fair value				$435,396,146

[1] Valued at outstanding balance plus accrued interest, which approximate fair value.
[2] Valued at the net asset value. NAV is used as a practical expedient for fair value and is provided by the investment manager.
There have been no significant changes in the valuation techniques during the year ended December 31, 2025.
Where quoted market prices are available in an active market, investments are classified within Level 1 of the valuation hierarchy. Level 1 investments include common stock, ETFs and mutual funds. ETFs and mutual funds are valued at the daily closing price as reported by the fund. They are open-ended and registered with the SEC and deemed to be actively traded. Investments in the BGC Group common stock fund are valued at the closing price reported on NASDAQ.
The Plan holds an investment in the MSVF, a common collective trust. The MSVF seeks to be low risk and provide preservation of capital, relatively consistent returns, and liquidity for benefit-responsive participant payments. The MSVF generally invests in a variety of high quality stable value investment contracts, wrap contracts, and cash and cash equivalents. The common collective trust fund is valued using NAV as a practical expedient for fair value and is provided by the investment manager. There are no redemption restrictions on Plan participants daily transactions with the MSVF.